SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee-related liabilities	$ 725	$ 1,372
Other current liabilities	302	298
Total Accrued Liabilities	$ 1,027	$ 1,670